RESTATEMENT OF PREVIOUSLY ISSUED COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
SUMMARY OF IMPACT OF CORRECTIONS BASED ON CHANGE IN PRESENTATION CURRENCY

The following table summarizes the impact of the corrections on the combined balance sheet at December 31, 2023, and the combined statements of operations for the years ended December 31, 2022 and 2023:

Balance sheet:	As of	Foreign	As of
Change in presentation currency	December 31, 2023	Currency Translation	December 31, 2023
	Reported SGD		Reported US$
ASSETS
Current assets:
Cash and cash equivalents	1,802,469	(436,238)	1,366,231
Accounts receivables, net	149,602	(36,207)	113,395
Inventories, net	889,907	(215,378)	674,529
Amounts due from related parties	505,716	(122,395)	383,321
Amount due from former shareholder	730,300	(176,749)	553,551
Deposit, prepayments and other receivables	909,738	(220,176)	689,562
Total current assets	4,987,732	(1,207,143)	3,780,589

Non-current assets:
Plant and equipment, net	297,587	(72,022)	225,565
Right-of-use assets, net	4,100,541	(989,504)	3,111,037
Total non-current assets	4,398,128	(1,061,526)	3,336,602

TOTAL ASSETS	9,385,860	(2,268,669)	7,117,191

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	1,310,787	(317,240)	993,547
Customer deposits	1,117,364	(270,427)	846,937
Accrued liabilities and other payables	285,756	(69,160)	216,596
Lease liabilities	1,632,192	(395,027)	1,237,165
Total current liabilities	4,346,099	(1,051,854)	3,294,245

Long-term liabilities:
Other payables	125,083	(30,273)	94,810
Lease liabilities	2,809,102	(679,865)	2,129,237
Total long-term liabilities	2,934,185	(710,138)	2,224,047

TOTAL LIABILITIES	7,280,284	(1,761,992)	5,518,292

Commitments and contingencies	-	-	-

Shareholders’ equity
Ordinary share	1,747	(422)	1,325
Additional paid-in capital	38,798,253	(10,101,353)	28,696,900
Accumulated other comprehensive loss	(4,666,758)	1,265,109	(3,401,649)
Accumulated losses	(32,027,666)	8,329,989	(23,697,677)
Total shareholders’ equity	2,105,576	(506,677)	1,598,899

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	9,385,860	(2,268,669)	7,117,191

	Year ended	Foreign	Year ended
Statement of operations	December 31,	Currency	December 31,
Change in presentation currency	2022	Translation	2022
	Reported SGD		Reported US$

Revenues, net	8,235,089	(2,262,006)	5,973,083
Cost of goods sold	(3,116,993)	856,172	(2,260,821)

Gross profit	5,118,096	(1,405,834)	3,712,262

Operating expenses:
Sales and distribution expenses	(2,747,981)	754,813	(1,993,168)
General and administrative expenses	(1,345,886)	369,686	(976,200)
Total operating expenses	(4,093,867)	1,124,499	(2,969,368)

Income from operations	1,024,229	(281,335)	742,894

Other income:
Government subsidies	78,702	(21,618)	57,084
Sundry income	20,334	(5,585)	14,749
Total other income, net	99,036	(27,203)	71,833

Income before income taxes	1,123,265	(308,538)	814,727

Income tax expense	-	-	-

NET INCOME	1,123,265	(308,538)	814,727

	Year ended	Foreign	Year ended
Statement of operations	December 31,	Currency	December 31,
Change in presentation currency	2023	Translation	2023
	Reported SGD		Reported US$

Revenues, net	6,811,111	(1,738,791)	5,072,320
Cost of goods sold	(1,928,492)	492,320	(1,436,172)

Gross profit	4,882,619	(1,246,471)	3,636,148

Operating expenses:
Sales and distribution expenses	(3,078,543)	785,914	(2,292,629)
General and administrative expenses	(1,521,472)	388,412	(1,133,060)
Total operating expenses	(4,600,015)	1,174,326	(3,425,689)

Income from operations	282,604	(72,145)	210,459

Other income:
Interest income	8,234	(2,102)	6,132
Government subsidies	11,500	(2,936)	8,564
Sundry income	16,575	(4,231)	12,344
Total other income, net	36,309	(9,269)	27,040

Income before income taxes	318,913	(81,414)	237,499

Income tax expense	-	-	-

NET INCOME	318,913	(81,414)	237,499

SUMMARY OF IMPACT OF CORRECTIONS BASED ON RECLASSIFICATION OF CERTAIN ACCOUNTING CAPTIONS

The following table summarizes the impact of the corrections on the combined statements of operations for the years ended December 31, 2022 and 2023:

	Year ended December 31, 2022
	As Previously	Restatement
	Reported	Adjustments	As Restated
	SGD	SGD	SGD
Operating expenses:
Sales and distribution expenses	(2,747,981)	-	(2,747,981)
General and administrative expenses	(1,355,809)	9,923	(1,345,886)
Total operating expenses	(4,103,790)	9,923	(4,093,867)

Income from operations	1,014,306	9,923	1,024,229

Other income:
Government subsidies	-	78,702	78,702
Sundry income	108,959	(88,625)	20,334
Total other income, net	108,959	(9,923)	99,036

Income before income taxes	1,123,265	-	1,123,265

	Year ended December 31, 2023
	As Previously	Restatement
	Reported	Adjustments	As Restated
	SGD	SGD	SGD
Operating expenses:
Sales and distribution expenses	(3,079,243)	700	(3,078,543)
General and administrative expenses	(1,598,960)	77,488	(1,521,472)
Total operating expenses	(4,678,203)	78,188	(4,600,015)

Income from operations	204,416	78,188	282,604

Other income:
Interest income	-	8,234	8,234
Government subsidies	-	11,500	11,500
Sundry income	114,497	(97,922)	16,575
Total other income, net	114,497	(78,188)	36,309

Income before income taxes	318,913	-	318,913